Summarized Financial Information of Citizens Holding Company - Summarized Income Statement Financial Information of Citizens Holding Company (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other income
Other income		$ 1,348,916	$ 2,159,407	$ 2,118,435
Total non-interest income		7,691,600	8,327,709	8,162,504
Other expense		7,674,483	7,070,516	8,033,654
Income tax benefit		1,611,735	2,479,034	1,828,091
Net income		6,736,654	7,588,901	7,449,759
Citizens Holding Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	[1]	2,379	1,896	2,140
Other income
Dividends from bank subsidiary	[1]	4,104,001	5,568,900	4,371,900
Equity in undistributed earnings of bank subsidiary	[1]	2,845,152	2,191,684	3,241,870
Other income				1,676
Total non-interest income		6,951,532	7,762,480	7,615,446
Other expense		355,256	275,744	263,598
Income before income taxes		6,596,276	7,486,736	7,351,848
Income tax benefit		(140,378)	(102,165)	(97,610)
Net income		$ 6,736,654	$ 7,588,901	$ 7,449,759

[1]	Eliminates in consolidation.